SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 26, 2012
Subsequent Event [Line Items]
Agreement Date of Acquisition	2012/01/26
Number of Shares of Company Stock to be Issued to Acquired Company's Shareholders	0.12
Cash Amount Per Share to be Paid to Acquired Company's Shareholders	$ 22.00
Business Acquisition Transaction Value At Date Of Agreement		$ 4,700